Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,529,407)	$ 25,258	$ (1,125,717)
Intangibles – net	$ 7,486,004	$ 25,258	103,550
Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3 years
Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Tradenames/trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 1,489,254		59,254
Estimated Useful Lives (Years)	15 years	5 years
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 3,258,401		1,082,813
Less: accumulated amortization		$ 4,685
Customer relationships [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Customer relationships [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	15 years
Knowhow [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 2,157,502		43,600
Knowhow [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Knowhow [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	15 years
Licensing agreements [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 429,000
Estimated Useful Lives (Years)			15 years
FAA Part 135 Operating Certificate [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 1,523,767
Finite Lived Intangible Asset Useful Life Term	Indefinite
Websites and apps [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 157,487		$ 43,600